NET SALES	12 Months Ended
Dec. 31, 2021
NET SALES
NET SALES
28.	NET SALES

	December 31,	December 31,	December 31,
	2021	2020	2019
Gross sales	48,479,827	35,663,758	31,395,955
Sales deductions
Adjustment to present value			(5,316)
Returns and cancelations	(69,764)	(68,367)	(109,641)
Discounts and rebates	(5,717,412)	(3,830,267)	(3,835,140)
	42,692,651	31,765,124	27,445,858
Taxes on sales	(1,727,220)	(1,304,847)	(1,432,908)
Net sales	40,965,431	30,460,277	26,012,950